Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital World Bond Fund
Entity Central Index Key	0000812303
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Capital World Bond Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-A
Trading Symbol	CCWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothe
tica
l $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 52	1.00% *
*Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-C
Trading Symbol	CCWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 90	1.74% *
*Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-E
Trading Symbol	CCWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 59	1.14% *
*Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CCWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 43	0.84% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FCWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 33	0.64% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FWBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class 529-T
Trading Symbol	TWCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 40	0.77% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class A
Trading Symbol	CWBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 51	0.98% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class C
Trading Symbol	CWBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.71% *
*Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-1
Trading Symbol	WBFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 54	1.04% *
*Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-2
Trading Symbol	BFWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 31	0.60% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class F-3
Trading Symbol	WFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 25	0.48% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-1
Trading Symbol	RCWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 81	1.58% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (perc ent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-2
Trading Symbol	RCWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 81	1.58% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-2E
Trading Symbol	RCEBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 67	1.29% *
*Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.29%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-3
Trading Symbol	RCWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 58	1.13% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-4
Trading Symbol	RCWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 43	0.83% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-5
Trading Symbol	RCWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-5E
Trading Symbol	RCWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 33	0.63% *
*Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class R-6
Trading Symbol	RCWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 25	0.48% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.
Capital World Bond Fund - Class T
Shareholder Report [Line Items]
Fund Name	Capital World Bond Fund®
Class Name	Class T
Trading Symbol	TWCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 38	0.74% *
*Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[1]
Net Assets	$ 10,144,000,000
Holdings Count | Holding	2,523
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 10,144
Total number of portfolio holdings	2,523
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.01%. † Includes derivatives.

[1]	Annualized.